UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Mary E. Mullin, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-548-7786

Date of fiscal year end: 12/31

Date of reporting period: 7/1/17 – 6/30/18

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-07185
Reporting Period: 07/01/2017 - 06/30/2018
Morgan Stanley Select Dimensions Investment Series

=========== Morgan Stanley Select Dimensions Investment Series - Mid  ==========
===========                   Cap Growth Portfolio                    ==========

ANGIE'S LIST, INC.

Ticker:        ANGI                           Security ID:  034754101
Meeting Date:  SEP 29, 2017                   Meeting Type: Special
Record Date:   AUG 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management

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INTUITIVE SURGICAL, INC.

Ticker:        ISRG                           Security ID:  46120E602
Meeting Date:  SEP 22, 2017                   Meeting Type: Special
Record Date:   AUG 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Increase Authorized Common Stock and    For       For          Management
      Effect Stock Split

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TAKE-TWO INTERACTIVE SOFTWARE, INC.

Ticker:        TTWO                           Security ID:  874054109
Meeting Date:  SEP 15, 2017                   Meeting Type: Annual
Record Date:   JUL 21, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Strauss Zelnick          For       For          Management
1.2   Elect Director Robert A. Bowman         For       For          Management
1.3   Elect Director Michael Dornemann        For       For          Management
1.4   Elect Director J Moses                  For       For          Management
1.5   Elect Director Michael Sheresky         For       For          Management
1.6   Elect Director LaVerne Srinivasan       For       For          Management
1.7   Elect Director Susan Tolson             For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Approve Omnibus Stock Plan              For       For          Management
5     Approve Omnibus Stock Plan              For       For          Management
6     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
7     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Select Dimensions Investment Series

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date August 28, 2018
* Print the name and title of each signing officer under his or her signature.